Reporting Entity - List of Subsidiaries (Parenthetical) (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions			12 Months Ended
	Dec. 14, 2017	Feb. 07, 2017	Dec. 31, 2017
SK Telink Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Price per share in cash of shares acquired	₩ 270,583
Number of shares acquired, purchase price	₩ 35,281
SK Communications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Price per share in cash of shares acquired		₩ 2,814
Number of shares acquired, purchase price		₩ 41,550
Iriver Limted [member] | Top of range [member]
Disclosure of subsidiaries [line items]
Percentage of voting rights			50.00%